UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, August 17, 2000

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:  $242,866

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  25609     780100   SH         SOLE        72200       707900
Ametek, Inc.                         COM   031100100   9303     531575   SH         SOLE        54000       477575
Cathay Bancorp                       COM   149150104   9731     209827   SH         SOLE        21600       188227
Championship Auto                    COM   158711101   3374     132325   SH         SOLE        14200       118125
Chateau Communities                  COM   161739107  15748     557447   SH         SOLE        57000       500447
CMP Group Inc.                       COM   125087109   7022     239550   SH         SOLE        19000       220550
Columbia Energy                      COM   197648108   7001     106675   SH         SOLE        14200        92475
Cooper Industries                    COM   216669101   8397     257875   SH         SOLE        17900       239975
Dentsply Intl. Inc.                  COM   249030107  24456     793700   SH         SOLE        82000       711700
Dover Downs Entertainment, Inc.      COM   260086103   2761     197200   SH         SOLE         9000       188200
Energy East                          COM   29266M109    754      39561   SH         SOLE         6764        32797
Equity Office Properties Trust       COM   294741103  12178     441850   SH         SOLE        39900       401950
Federal Home Loan Mtg. Corp.         COM   313400301  11365     280624   SH         SOLE        27300       253324
Florida Progress                     COM   341109106   7881     168137   SH         SOLE        18400       149737
GBC Bancorp                          COM   361475106   6361     217475   SH         SOLE        18100       199375
International Speedway Corp.'A       COM   460335201  11002     265907   SH         SOLE        29428       236479
Littelfuse, Inc.                     COM   537008104  21119     431000   SH         SOLE        35400       395600
MCN Energy Group                     COM   55267J100   2855     133550   SH         SOLE         4300       129250
Mercury General Corp.                COM   589400100   9302     393725   SH         SOLE        48800       344925
Mestek, Inc.                         COM   590829107   5312     301375   SH         SOLE        36300       265075
National Golf Properties, Inc.       COM   63623G109  19241     910825   SH         SOLE        89500       821325
Northeast Utilities                  COM   664397106   2799     128700   SH         SOLE         7800       120900
Post Properties, Inc.                COM   737464107   7477     169937   SH         SOLE        18300       151637
Providence Energy                    COM   743743106    962      23750   SH         SOLE         3500        20250
Simione Central                      COM   82865430     158      52538   SH         SOLE         6186        46352
Speedway Motorsports                 COM   847788106   3368     146450   SH         SOLE        13100       133350
Sun Communities                      COM   866674104   7330     219210   SH         SOLE        21700       197510